Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial liabilities [line items]
Other financial liabilities	¥ 512,635	¥ 196,599
Current liabilities	209,065	132,910
Non-current liabilities	303,570	63,689
Other financial liabilities	512,635	196,599
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	330,040	62,308
Other financial liabilities	330,040	62,308
Financial liabilities measured at amortized cost [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	67,427	64,800
Other financial liabilities	67,427	64,800
Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	115,168	69,491
Other financial liabilities	¥ 115,168	¥ 69,491